RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 10. RELATED PARTY TRANSACTIONS

During the year ended September 30, 2021, Michael Lee provided management services to the Company with the amount of $30,000, paid $4,906 expenses on behalf of the Company, advanced $191,318 to the Company, and received $268 repayment in cash from the Company. Together with the balance due to him carried over from prior years, the total balance due to him as of September 30, 2021 is $415,347.

During the year ended September 30, 2022, Michael Lee provided management services to the Company with the amount of $30,000. Together with the balance due to him carried over from prior years, the total balance due to him as of September 30, 2022 is $98,971.

During the year ended September 30, 2023, Michael Lee provided management services to the Company with the amount of $80,000. Together with the balance due to him carried over from prior years, the total balance due to him as of September 30, 2022 is $138,302.

On November 22, 2019, the Company issued 300,000 restricted shares to Winfield, Yongbiao Ding, the CFO of the Company, at $0.10 per share pursuant to a private placement agreement.

On April 13, 2020, the Company issued 1,000,000 restricted shares to Ford Moore, a director of the Company at $0.05 per share pursuant to a private placement agreement.

On August 27, 2020 and September 16, 2020, the Company issued a total of 1,078,445 restricted shares to Ruby Hui, over 5% shareholder of the Company at $0.05 per share pursuant to two private placement agreements.

On October 28, 2020, the Company issued a total of 800,000 restricted shares to Ruby Hui, over 5% shareholder of the Company at $0.05 per share pursuant to a private placement agreement.

On February 23, 2021, the Company issued 100,000 shares at a price of $0.12 per share to Winfield, Yongbiao Ding, the CFO of the Company for net proceeds of $12,000.